STOCKHOLDERS' EQUITY	9 Months Ended
Dec. 31, 2017
Equity [Abstract]
STOCKHOLDERS' EQUITY

(11) STOCKHOLDERS’ EQUITY

Common Stock

The number of authorized and issued common stock and preferred stock are as follows:

	Successor	Predecessor
	December 31, 2017	March 31, 2017
Common stock shares authorized	125,000,000	125,000,000
Common stock par value	$0.001	$0.10
Common stock shares issued	22,115,916	47,121,304
Preferred stock shares authorized	3,000,000	3,000,000
Preferred stock par value	No par	No par
Preferred stock shares issued	—	—

Common Stock Repurchases

No shares were repurchased by the company during the year ended March 31, 2017, or the nine month transition period ended December 31, 2017.

Dividend Program

There were no dividends declared by the company during the year ended March 31, 2017, or the nine month transition period ended December 31, 2017.

Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive income by component, net of tax, are as follows:

	Successor
	Period from August 1, 2017 through December 31, 2017
(in thousands)	Balance at 7/31/17	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 12/31/17
Available for sale securities	—	87	169	256	256
Pension/Post-retirement benefits	—	(403)	—	(403)	(403)

Total	—	(316)	169	(147)	(147)

	Predecessor
	Period from April 1, 2017 through July 31, 2017
(in thousands)	Balance at 3/31/17	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 7/31/17
Available for sale securities	(95)	57	106	163	68
Currency translation adjustment	(9,811)	—	—	—	(9,811)
Pension/Post-retirement benefits	(438)	(2,598)	—	(2,598)	(3,036)

Total	(10,344)	(2,541)	106	(2,435)	(12,779)

	Predecessor
	For the year ended March 31, 2017
(in thousands)	Balance at 3/31/16	Gains/ (losses) recognized in OCI	Reclasses from OCI to net income	Net period OCI	Remaining balance 3/31/17
Available for sale securities	(208)	(265)	378	113	(95)
Currency translation adjustment	(9,811)	—	—	—	(9,811)
Pension/Post-retirement benefits	4,683	(5,121)	—	(5,121)	(438)
Interest rate swap	(1,530)	—	1,530	1,530	—

Total	(6,866)	(5,386)	1,908	(3,478)	(10,344)

The following table summarizes the reclassifications from accumulated other comprehensive loss to the consolidated statement of income,

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017	Affected line item in the consolidated statements of income
Realized gains on available for sale securities	$169	106	582	Interest income and other, net
Interest rate swap	—	—	2,353	Interest and other debt costs

Total pre-tax amounts	169	106	2,935
Tax effect	—	—	1,027

Total gains for the period, net of tax	$169	106	1,908

During the quarter ended March 31, 2017, $1.3 million ($2.4 million pre-tax) of remaining other comprehensive loss related to the interest rate swap agreement, entered into in July 2010 in connection with the September 2010 senior notes offering was recognized as interest expense in accordance with ASC 815. Refer to Note (7) of “Notes to Consolidated Financial Statements” included in this Exhibit 99.1.